Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income		$ 13,755,000	$ 10,661,000	$ 8,220,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,499,000	1,240,000	1,052,000
Purchase accounting loan discount accretion		(720,000)	(670,000)	(1,233,000)
Deferred income taxes		(789,000)	529,000	1,740,000
Provision for loan losses		6,200,000	550,000	450,000
Gain on sale of loans	[1]	(24,139,000)	(9,071,000)	(4,675,000)
Net securities losses (gains)	[1]	(289,000)	(4,000)	6,000
Change in fair value of mortgage servicing rights	[1]	293,000	258,000	(26,000)
Loss on sale or write-down of other real estate owned			40,000	59,000
Increase in cash surrender value of life insurance		(368,000)	(390,000)	(395,000)
Net amortization of security premiums and discounts		954,000	921,000	792,000
Stock option expense		164,000	266,000	165,000
Deferred compensation expense		251,000	210,000	138,000
Proceeds from sale of loans held for sale		657,116,000	281,269,000	175,288,000
Originations of loans held for sale		(636,792,000)	(279,986,000)	(176,098,000)
Increase in other assets		(1,248,000)	(1,259,000)	(944,000)
Increase (decrease) in other liabilities		1,330,000	(941,000)	610,000
Net cash provided by operating activities		17,217,000	3,623,000	5,149,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities		15,538,000	15,985,000	21,282,000
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities		41,639,000	26,724,000	16,056,000
Purchases of available-for-sale securities		(63,136,000)	(54,014,000)	(38,107,000)
Purchases of FHLB stock		(296,000)
Acquisition of Benchmark Bancorp, Inc.				(3,413,000)
Proceeds from sale of other real estate owned			68,000	62,000
Net increase in loans and leases		(57,296,000)	(14,086,000)	(53,797,000)
Purchases of premises and equipment		(1,580,000)	(753,000)	(525,000)
Net cash used in investing activities		(65,131,000)	(26,076,000)	(58,442,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits		131,285,000	40,969,000	35,883,000
Proceeds from other borrowings				30,693,000
Principal payments on other borrowings		(51,000,000)	(6,693,000)	(22,398,000)
Purchase of treasury stock			(95,000)
Proceeds from sale of treasury shares		95,000	71,000	39,000
Payments of deferred compensation		(165,000)	(160,000)	(155,000)
Cash paid for cancellation of stock options		(11,000)
Cash dividends paid		(1,668,000)	(1,702,000)	(1,568,000)
Net cash provided by financing activities		78,536,000	32,390,000	42,494,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		30,622,000	9,937,000	(10,799,000)
Cash at beginning of the year		26,412,000	16,475,000	27,274,000
Cash at end of the year		57,034,000	26,412,000	16,475,000
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest		7,299,000	8,986,000	6,131,000
Federal income taxes		4,050,000	700,000	3,259,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities		(1,192,000)	(1,233,000)	429,000
Non-cash investing activities:
Transfer of loans to other real estate owned				70,000
Recognition of right-of-use lease asset (other assets) and lease liability (other liabilities)		7,000	2,112,000
Change in net unrealized gain or loss on available-for-sale securities		$ 5,675,000	$ 5,869,000	$ (2,045,000)

[1]	Not within the scope of ASC 606